Derivative Liabilities - Assumptions - Convertible notes (Details) - Convertible Notes - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Market value of common stock		$ 4.20
Expected volatility		100.00%
Expected term (in years)		1 year
Risk-free interest rate		2.00%
Minimum [Member]
Market value of common stock	$ 0.58
Expected volatility	93.40%
Expected term (in years)	5 months 23 days
Risk-free interest rate	0.12%
Maximum [Member]
Market value of common stock	$ 1.80
Expected volatility	107.30%
Expected term (in years)	1 year 7 months 2 days
Risk-free interest rate	0.18%